Tax (Tables)	6 Months Ended
Jun. 30, 2023
Net deferred tax assets
Net deferred tax assets/(liabilities)
end of	6M23	2022
Net deferred tax assets (CHF million)
Deferred tax assets	83	259
of which net operating losses	12	138
of which deductible temporary differences	71	121
Deferred tax liabilities	(178)	(670)
Net deferred tax assets/(liabilities)	(95)	(411)